CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Stock Awards	Unearned ESOP Shares	Total
Balance at Dec. 31, 2013	$ 23	$ 15,330	$ 20,523	$ (405)		$ (1,087)	$ 34,384
Increase (Decrease) in Stockholders' Equity
Allocation of stock awards of 56,267 and 6,000 shares during the year ended December 31, 2014 and 2015, respectively	1	674			$ (675)
Stock awards earned					79		79
Stock options compensation		16					16
Common stock repurchases of 150,867 and 22,674 shares during the year ended December 31, 2014 and 2015, respectively	(2)	(2,039)					(2,041)
Reclassification due to changes in fair value of common stock in ESOP subject to contingent repurchase obligation		(263)					(263)
Net income			2,102				2,102
Cash dividends of $0.70 and $0.20 during the year ended December 31, 2014 and 2015, respectively			(1,499)				(1,499)
Other comprehensive income				385			385
ESOP shares earned shares		13				37	50
Balance at Dec. 31, 2014	22	13,731	21,126	(20)	(596)	(1,050)	33,213
Increase (Decrease) in Stockholders' Equity
Allocation of stock awards of 56,267 and 6,000 shares during the year ended December 31, 2014 and 2015, respectively		89			(89)
Forfeited stock awards of 9,612 shares		(115)			115
Stock awards earned					126		126
Stock options compensation		26					26
Common stock repurchases of 150,867 and 22,674 shares during the year ended December 31, 2014 and 2015, respectively		(310)					(310)
Reclassification due to changes in fair value of common stock in ESOP subject to contingent repurchase obligation		(85)					(85)
Net income			86				86
Cash dividends of $0.70 and $0.20 during the year ended December 31, 2014 and 2015, respectively			(410)				(410)
Other comprehensive income				(201)			(201)
ESOP shares earned shares		16				37	53
Balance at Dec. 31, 2015	$ 22	$ 13,352	$ 20,802	$ (221)	$ (444)	$ (1,013)	$ 32,498